J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of on behalf of the funds listed in Appendix A (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 352 (Amendment No. 354 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2022.
Please contact the undersigned at (614) 213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
Prospectus
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly, JPMorgan BetaBuilders Developed Asia ex-Japan ETF)
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders International Equity ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan BetaBuilders U.S. Equity ETF
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
JPMorgan Carbon Transition U.S. Equity ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF
Prospectus and Statement of Additional Information
JPMorgan ActiveBuilders Emerging Markets Equity ETF (formerly, JPMorgan Emerging Markets Equity Core ETF)
JPMorgan ActiveBuilders International Equity ETF
JPMorgan International Growth ETF